5 Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	R$ 2,941,727	R$ 1,948,409	R$ 1,040,075	R$ 982,073
Cash and Bank Accounts [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	263,188	167,728
Financial Investments with Immediate Liquidity [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	R$ 2,678,539	R$ 1,780,681